Offerings - Offering: 1	Jul. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,851,846
Proposed Maximum Offering Price per Unit | $ / shares	5.325
Maximum Aggregate Offering Price	$ 9,861,079.95
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,509.74
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (“common stock”), of Viewbix Inc. (the “Registrant”), that may be offered or become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock.

(2)	Consists of an aggregate of 1,851,846 shares of the Registrant’s common stock consisting of: (i) 848,763 shares of the Registrant’s common stock issued in a private placement in July 2025, (ii) 77,160 shares of the Registrant’s common stock issuable upon the exercise of pre-funded warrants issued in a private placement in July 2025 and (iii) 925,923 shares of the Registrant’s common stock issuable upon the exercise of common warrants issued in a private placement in July 2025. All 1,851,846 shares of common stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1.

(3)	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high ($5.68) and low ($4.97) sale prices of the Registrant’s shares of common stock on the Nasdaq Capital Market on July 22, 2025.

(4)	The Registrant will not receive any proceeds from the sale of shares of its common stock by the selling stockholders.